CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - JPY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Statement of Cash Flows [Abstract]
Cash and Cash Equivalents	¥ 896,039	¥ 998,058
Restricted Cash	135,126	134,980
Cash, Cash Equivalents and Restricted Cash	¥ 1,031,165	¥ 1,133,038